Note 7 - Intangible Assets - Intangible Assets Estimated Future Amortization Expense (Details) - USD ($)	Jun. 30, 2016	Sep. 30, 2015
Gilman [Member]
2016	$ 183,000
2017	721,000
2018	721,000
2019	721,000
2020	721,000
Thereafter	2,057,000
Total	5,124,000
Total	$ 6,778,000	$ 7,331,000